Long-Term Obligations and Other (Tables)	6 Months Ended
Jun. 30, 2012
Schedule of Future Minimum Lease Payments Under Noncancelable Operating Leases and Capital Leases

Future minimum lease payments under noncancelable operating leases (with initial or remaining lease terms in excess of one year) and capital leases as of December 31, 2011 are as follows:

	Capital Leases	Operating Leases
	(in thousands)
2012	$655	$3,931
2013	326	4,235
2014	32	4,282
2015	—	4,081
2016	—	3,356
Thereafter	—	5,266

Total minimum lease payments	$1,013	$25,151

Less amounts representing interest at less than 1%	(73)

Present value of minimum lease payments	940
Less current portion	(606)

Noncurrent portion	$334